PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2021	2020

Receivables from governmental authorities	$218	$53
Prepaid expenses	473	734
Other	30	20

	$721	$807